Form N-1A Cover	Dec. 18, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM FUNDS GROUP (INVESCO FUNDS GROUP)
Entity Central Index Key	0000019034
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 18, 2024
Prospectus Date	Apr. 26, 2024
INVESCO Global Core Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED DECEMBER 18, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Global Core Equity Fund
Invesco V.I. Global Core Equity Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

INVESCO V.I. GLOBAL CORE EQUITY FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED DECEMBER 18, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Global Core Equity Fund
Invesco V.I. Global Core Equity Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.